Other Liabilities, Provisions and Commitments - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Aggregate amount claimed against company	$ 186,532
Commitments for the purchase of property, plant and equipment	7,263	$ 9,166
Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	121,720
Litigation amount	20,054	$ 15,700	$ 13,692
Value Added Tax | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	10,649
Tax Credits | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	37,980
Federal Taxes | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	31,571
Liabilities of amortization of goodwill of business acquisition | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	13,306
Operations Of Third Party | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	2,569
Exclusion of ICMS (VAT) | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	6,290
Disputes On Tax Deductions | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount	$ 19,355